UNITED STATES
		  SECURITIES AND EXCHANGE COMMISSION
			Washington, D.C.  20549

			      FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 1999
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Renaissance Technologies, Inc.
Address: 800 3rd Avenue
	 33rd floor
	 New York, NY 10022

13F File Number:  28-6262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Mark Silber
Title:    Vice President
Phone:    (212) 486-6780
Signature, Place, and Date of Signing:

	Mark Silber       New York, New York    May 14, 1999
Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

			  FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   591
Form 13F Information Table Value (x $1000) Total:   $2486258

Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:

NONE

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
	FORM 13F INFORMATION TABLE
							   VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
	NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------